Warrants Outstanding (Details) (USD $)	2 Months Ended	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013
Non-derivative Shares [Member]
Derivative warrant Balance	0	0	0	0	0
Mark to market	$ 0		$ 0
Reset of warrant shares,		0
Mark to market.		0
Exercise of warrants on May 6, 2013				0
Issuance of warrants on May 6, 2013				0
Reset of warrant shares.				0
Mark to market;				0
Total Warrant Shares [Member]
Derivative warrant Balance	1,152,000	1,152,000	1,152,000	2,951,424	6,670,399
Mark to market	0		0
Reset of warrant shares,		0
Mark to market.		0
Exercise of warrants on May 6, 2013				(2,732,799)
Issuance of warrants on May 6, 2013				5,713,918
Reset of warrant shares.				737,856
Mark to market;				0
Fair Value of Derivative Warrants [Member]
Derivative warrant Balance	(411,805)	(106,561)	(180,284)	(486,113)	(456,513)
Mark to market	231,521		(73,723)
Reset of warrant shares,		0
Mark to market.		(379,552)
Exercise of warrants on May 6, 2013				0
Issuance of warrants on May 6, 2013				(106,360)
Reset of warrant shares.				0
Mark to market;				76,760
APIC Reclassification Derivative Liability [Member]
Derivative warrant Balance	0	0	0	0	0
Mark to market	0		0
Reset of warrant shares,		0
Mark to market.		0
Exercise of warrants on May 6, 2013				0
Issuance of warrants on May 6, 2013				0
Reset of warrant shares.				0
Mark to market;				0
(Gain) Loss Change in Fair Value of Derivative Liability [Member]
Derivative warrant Balance	0	0	0	0	0
Mark to market	(231,521)		(73,723)
Reset of warrant shares,		0
Mark to market.		379,552
Exercise of warrants on May 6, 2013				0
Issuance of warrants on May 6, 2013				0
Reset of warrant shares.				0
Mark to market;				$ (76,760)